Restructuring (Summary Of Restructuring-Related Cost Incurred By Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 1.6		$ 5.7		$ 9.9
Writedown of inventories	11.8		10.2		10.4
Continuing Operations
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1.9		3.5		5.1
Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(0.3)		2.2		4.8
2011 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Number of underperforming manufacturing facilities closed					4
Restructuring charges			2.5		1.2
(Gain)/Loss on Sale of Assets 2013	(0.1)		(0.3)
Total amount incurred in period	0.6		2.2	[1]	2.8	[2]
Restructuring, cash charges	4.4
Total Amount Incurred To Date	5.6
Writedown of inventories					1.6
2011 Restructuring Plan | Continuing Operations
Restructuring Cost and Reserve [Line Items]
(Gain)/Loss on Sale of Assets 2013	0	[3]
Total amount incurred in period	0.8	[3]	1.0	[1],[3]	1.0	[2],[3]
Total Amount Incurred To Date	2.8	[3]
2011 Restructuring Plan | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
(Gain)/Loss on Sale of Assets 2013	(0.1)
Total amount incurred in period	(0.2)		1.2	[1]	1.8	[2]
Total Amount Incurred To Date	2.8
2011 Restructuring Plan | Residential Furnishings | Continuing Operations
Restructuring Cost and Reserve [Line Items]
(Gain)/Loss on Sale of Assets 2013	0
Total amount incurred in period	0.8		0.5	[1]	0.5	[2]
Total Amount Incurred To Date	1.8
2011 Restructuring Plan | Industrial Materials | Continuing Operations
Restructuring Cost and Reserve [Line Items]
(Gain)/Loss on Sale of Assets 2013	0
Total amount incurred in period	0		0.5	[1]	0.5	[2]
Total Amount Incurred To Date	1.0
2011 Restructuring Plan | Commercial Fixturing & Components - Store Fixtures | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
(Gain)/Loss on Sale of Assets 2013	(0.1)
Total amount incurred in period	(0.1)		0.9	[1]	1.2	[2]
Total Amount Incurred To Date	2.0
2011 Restructuring Plan | Wire dishwasher racks | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
(Gain)/Loss on Sale of Assets 2013	0
Total amount incurred in period	(0.1)		0.3	[1]	0.6	[2]
Total Amount Incurred To Date	0.8
Other Expense (Income) | Continuing Operations
Restructuring Cost and Reserve [Line Items]
(Gain)/Loss on Sale of Assets 2013	(0.2)		0.3		(0.1)
Other Expense (Income) | 2011 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0.7
Other Expense (Income) | 2011 Restructuring Plan | Continuing Operations
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0.8	[3]
Other Expense (Income) | 2011 Restructuring Plan | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(0.1)
Other Expense (Income) | 2011 Restructuring Plan | Residential Furnishings | Continuing Operations
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0.8
Other Expense (Income) | 2011 Restructuring Plan | Industrial Materials | Continuing Operations
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0
Other Expense (Income) | 2011 Restructuring Plan | Commercial Fixturing & Components - Store Fixtures | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0
Other Expense (Income) | 2011 Restructuring Plan | Wire dishwasher racks | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ (0.1)

[1]	The 2012 charges consist of $2.5 of restructuring charges and ($.3) of (gain)/loss on sale of assets.
[2]	The 2011 charges consist of $1.2 of restructuring charges and $1.6 of inventory obsolescence.
[3]	Restructuring charges are reported on the Statements of Operations in “Other (income) expense, net.”